Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	iShares U.S. ETF Trust
Entity Central Index Key	0001524513
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000148680
Shareholder Report [Line Items]
Fund Name	iShares Short Maturity Municipal Bond Active ETF
Trading Symbol	MEAR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Short Maturity Municipal Bond Active ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Short Maturity Municipal Bond Active ETF	$26	0.26%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended October 31, 2025, the Fund returned 3.58%.

  For the same period, the Bloomberg Municipal Bond Index returned 4.17%, and the Bloomberg Municipal Bond: 1 Year (1-2) Index returned 3.22%.

What contributed to performance?

Municipal bond performance during the period was shaped by elevated new issuance and early volatility that eased following passage of the One Big Beautiful Bill Act. Expectations for Federal Reserve rate cuts also influenced municipal pricing. Amid a volatile overall rate market, a selective approach to timing duration-extension trades (duration is a measure of a bond's sensitivity to changes in interest rates, expressed in years) contributed to the Fund's return. Variable-Rate Demand Notes (“VRDN”)—longer-term municipal bonds with interest rates that reset frequently—provided attractive yield and protected the Fund from adverse pricing moves, as VRDNs typically trade at par while capturing higher yields through daily or weekly rate adjustments. Select Commercial Paper purchases also enhanced performance by locking in higher short-term yields during periods of rate volatility. At the sector level, overweight exposures to the corporate prepaid gas, housing, and transportation sectors contributed, and an overweight to A-rated and BBB-rated bonds also supported performance.

What detracted from performance?

Detracting from the Fund’s performance during the reporting period were underweights to the pre-refunded, tax-backed states, and utility sectors, as well as an underweight to the 0–2-year part of the yield curve.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	Bloomberg Municipal Bond Index	Bloomberg Municipal Bond: 1 Year (1-2) Index
Nov 15	$9,985	$10,040	$9,988
Dec 15	$9,987	$10,110	$9,986
Jan 16	$10,013	$10,231	$10,017
Feb 16	$10,035	$10,247	$10,033
Mar 16	$10,028	$10,279	$10,019
Apr 16	$10,038	$10,355	$10,030
May 16	$10,043	$10,383	$10,035
Jun 16	$10,062	$10,548	$10,053
Jul 16	$10,076	$10,555	$10,071
Aug 16	$10,077	$10,569	$10,056
Sep 16	$10,062	$10,516	$10,035
Oct 16	$10,069	$10,406	$10,044
Nov 16	$10,038	$10,018	$10,000
Dec 16	$10,046	$10,135	$10,020
Jan 17	$10,070	$10,202	$10,057
Feb 17	$10,096	$10,273	$10,090
Mar 17	$10,100	$10,295	$10,089
Apr 17	$10,112	$10,370	$10,106
May 17	$10,128	$10,535	$10,124
Jun 17	$10,124	$10,497	$10,116
Jul 17	$10,143	$10,582	$10,141
Aug 17	$10,166	$10,662	$10,164
Sep 17	$10,161	$10,608	$10,151
Oct 17	$10,163	$10,634	$10,152
Nov 17	$10,134	$10,577	$10,106
Dec 17	$10,144	$10,688	$10,113
Jan 18	$10,160	$10,562	$10,141
Feb 18	$10,170	$10,530	$10,159
Mar 18	$10,173	$10,569	$10,151
Apr 18	$10,173	$10,531	$10,142
May 18	$10,197	$10,652	$10,175
Jun 18	$10,219	$10,661	$10,211
Jul 18	$10,243	$10,687	$10,232
Aug 18	$10,250	$10,714	$10,229
Sep 18	$10,249	$10,645	$10,209
Oct 18	$10,260	$10,579	$10,218
Nov 18	$10,282	$10,697	$10,250
Dec 18	$10,304	$10,825	$10,288
Jan 19	$10,327	$10,906	$10,320
Feb 19	$10,346	$10,965	$10,344
Mar 19	$10,365	$11,138	$10,372
Apr 19	$10,378	$11,180	$10,380
May 19	$10,406	$11,334	$10,418
Jun 19	$10,425	$11,376	$10,451
Jul 19	$10,453	$11,468	$10,485
Aug 19	$10,468	$11,649	$10,500
Sep 19	$10,462	$11,555	$10,478
Oct 19	$10,482	$11,576	$10,508
Nov 19	$10,495	$11,605	$10,527
Dec 19	$10,513	$11,640	$10,542
Jan 20	$10,534	$11,849	$10,580
Feb 20	$10,553	$12,002	$10,601
Mar 20	$10,480	$11,567	$10,548
Apr 20	$10,498	$11,422	$10,573
May 20	$10,547	$11,785	$10,677
Jun 20	$10,574	$11,882	$10,677
Jul 20	$10,598	$12,082	$10,704
Aug 20	$10,606	$12,025	$10,706
Sep 20	$10,619	$12,028	$10,714
Oct 20	$10,617	$11,992	$10,705
Nov 20	$10,625	$12,173	$10,718
Dec 20	$10,630	$12,247	$10,728
Jan 21	$10,638	$12,325	$10,746
Feb 21	$10,636	$12,129	$10,742
Mar 21	$10,642	$12,204	$10,750
Apr 21	$10,645	$12,306	$10,757
May 21	$10,645	$12,343	$10,762
Jun 21	$10,644	$12,377	$10,761
Jul 21	$10,651	$12,480	$10,775
Aug 21	$10,649	$12,434	$10,772
Sep 21	$10,642	$12,344	$10,761
Oct 21	$10,637	$12,308	$10,759
Nov 21	$10,637	$12,413	$10,762
Dec 21	$10,636	$12,433	$10,761
Jan 22	$10,600	$12,093	$10,690
Feb 22	$10,595	$12,049	$10,676
Mar 22	$10,565	$11,659	$10,587
Apr 22	$10,543	$11,336	$10,544
May 22	$10,570	$11,505	$10,626
Jun 22	$10,575	$11,316	$10,630
Jul 22	$10,599	$11,615	$10,687
Aug 22	$10,584	$11,361	$10,602
Sep 22	$10,570	$10,924	$10,511
Oct 22	$10,583	$10,834	$10,526
Nov 22	$10,639	$11,340	$10,648
Dec 22	$10,653	$11,373	$10,643
Jan 23	$10,699	$11,700	$10,732
Feb 23	$10,697	$11,435	$10,641
Mar 23	$10,750	$11,689	$10,755
Apr 23	$10,759	$11,662	$10,724
May 23	$10,781	$11,561	$10,712
Jun 23	$10,836	$11,677	$10,763
Jul 23	$10,870	$11,723	$10,787
Aug 23	$10,895	$11,554	$10,798
Sep 23	$10,900	$11,216	$10,754
Oct 23	$10,935	$11,120	$10,785
Nov 23	$11,022	$11,826	$10,900
Dec 23	$11,074	$12,101	$10,951
Jan 24	$11,097	$12,039	$10,958
Feb 24	$11,127	$12,055	$10,979
Mar 24	$11,154	$12,054	$10,989
Apr 24	$11,180	$11,905	$11,003
May 24	$11,220	$11,870	$11,030
Jun 24	$11,266	$12,052	$11,092
Jul 24	$11,310	$12,162	$11,165
Aug 24	$11,367	$12,258	$11,238
Sep 24	$11,405	$12,379	$11,274
Oct 24	$11,405	$12,198	$11,245
Nov 24	$11,446	$12,409	$11,290
Dec 24	$11,446	$12,228	$11,287
Jan 25	$11,496	$12,290	$11,346
Feb 25	$11,548	$12,411	$11,394
Mar 25	$11,559	$12,201	$11,406
Apr 25	$11,557	$12,103	$11,386
May 25	$11,608	$12,111	$11,440
Jun 25	$11,661	$12,186	$11,499
Jul 25	$11,712	$12,161	$11,558
Aug 25	$11,766	$12,267	$11,605
Sep 25	$11,795	$12,551	$11,614
Oct 25	$11,812	$12,707	$11,612

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	10 Years
Fund NAV...
	3.58%	2.16%	1.68%
Bloomberg Municipal Bond Index...
	4.17	1.16	2.42
Bloomberg Municipal Bond: 1 Year (1-2) Index...
	3.22	1.65	1.51

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 1,270,172,681
Holdings Count | Holding	326
Advisory Fees Paid, Amount	$ 2,451,707
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,270,172,681
Number of Portfolio Holdings...
326
Net Investment Advisory Fees...
$2,451,707
Portfolio Turnover Rate...
37%

Holdings [Text Block]

Credit quality allocation

Ten largest states

S&P Credit RatingFootnote Reference*	Percent of Total InvestmentsFootnote Reference(a)
AAA...
8.5%
AA+...
17.0
AA...
15.8
AA-...
9.7
A+...
3.7
A...
4.4
A-...
10.5
BBB+...
0.8
BBB...
0.3
Not Rated...
29.3
State	Percent of TotaI InvestmentsFootnote Reference(a)
Texas ...
17.5%
New York ...
7.1
Ohio ...
6.1
Pennsylvania ...
5.8
Georgia ...
5.2
Alabama ...
4.8
Iowa ...
4.6
Louisiana ...
4.1
Illinois ...
3.4
Indiana ...
3.3

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.